Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following (in thousands):

	June 30, 2016	December 31, 2015
Engineering laboratory equipment	$24,294	$17,757
Computer software	2,619	2,398
Computer equipment	2,435	1,640
Furniture and fixtures	370	370
Leasehold improvements	1,026	1,017
Equipment under capital lease	—	96
Construction in progress	5,149	3,952

Total property and equipment	35,893	27,230
Less: Accumulated depreciation	(15,125)	(11,305)

Property and equipment, net	$20,768	$15,925

Property and equipment consisted of the following (in thousands):

	December 31,
	2015	2014
Engineering laboratory equipment	$17,757	$7,948
Computer software	2,398	1,924
Computer equipment	1,640	1,094
Furniture and fixtures	370	358
Leasehold improvements	1,017	819
Equipment under capital lease	96	—
Construction in progress	3,952	2,532

Total property and equipment	27,230	14,675
Less: Accumulated depreciation	(11,305)	(6,729)

Property and equipment, net	$15,925	$7,946